Rights of use of assets	12 Months Ended
Jun. 30, 2023
Rights of use of assets
Rights of use of assets

13. Right-of-use assets

                Below is the composition of the Group´s right-of-use assets as of June 30, 2023 and 2022:

	06.30.2023	06.30.2022
Offices, shopping malls and other rental properties	457	37
Machinery and equipment	-	4
Convention center	2,478	2,637
Total Right-of-use assets	2,935	2,678
Non-current	2,935	2,678
Total	2,935	2,678

Changes in the Group´s right-of-use assets during the fiscal years ended June 30, 2023 and 2022, were as follows:

	06.30.2023	06.30.2022
Beginning of the year	2,678	2,868
Additions	451	-
Depreciation charges	(194)	(190)
Total	2,935	2,678

Depreciation charge for right-of-use assets is detailed below:

	06.30.2023	06.30.2022
Offices, shopping malls and other rental properties	30	2
Machinery and equipment	4	10
Others	160	178
Total depreciation of right-of-use assets (i)	194	190

(i)

As of June 30, 2023, depreciation charges were recognized as follows: ARS 166 in "Costs", ARS 18 in "General and administrative expenses" and ARS 10 in "Selling expenses" in the Consolidated Statement of Income and Other Comprehensive Income (Note 24).

Other charges to income related to right-of-use assets were as follows:

	June 30, 2023	June 30, 2022
Lease liabilities interests	(222)	(259)
Results from short-term leases	(134)	(93)